Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details) $ / shares in Units, $ in Thousands, € in Millions, item in Millions						1 Months Ended	12 Months Ended
	Nov. 08, 2021 aircraft	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 01, 1998	Jan. 22, 1998	Dec. 31, 2020 shares	Dec. 31, 2021 ARS ($) kg item $ / item	Dec. 31, 2021 USD ($) kg item $ / item	Dec. 31, 2021 EUR (€) shares	Oct. 09, 2020 shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2006 $ / shares shares
Minimum
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares										160,022,262
Punta del Este
Schedule Of Commitment [Line Items]
Minimum annual concession fee		$ 500
Incremental capital expenditures		35,000
Construction completion guarantee		1,600
Concession contract fulfilment guarantee		$ 4,200
Argentina | AA2000
Schedule Of Commitment [Line Items]
Minimum amount for civil liability insurance policy provision											$ 300,000,000	$ 2,900
Civil liability insurance premium paid			$ 300,000
Number of preferred shares convertible into common shares | shares													496,161,413
Nominal value of each convertible preferred share | $ / shares													$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion													12.50%
Percentage of nominal value of preferred shares as accrued annual dividend													2.00%
Initial term of concession agreement				30 years			20 years	20 years
Concession agreement extension period					10 years		10 years	10 years
Concession contract fulfilment guarantee							$ 1,123,900	$ 28,630
Argentina | AA2000 | Preference shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares						910,978,514			910,978,514
Argentina | NQN
Schedule Of Commitment [Line Items]
Initial term of concession agreement						26 years
Concession agreement extension period							5 years	5 years
URUGUAY
Schedule Of Commitment [Line Items]
Number of passengers to determine additional fees | item							1.5	1.5
Period for performance guarantee returned after expiration of concession agreement							6 months	6 months
Incremental capital expenditures								$ 16,100
Insurance granted by Guarantee letter of CAAP signed with Zurich Brazil | €									€ 34.0
URUGUAY | Puerta del sur
Schedule Of Commitment [Line Items]
Number Of regional airports | aircraft	6
Initial term of concession agreement							20 years	20 years
Concession agreement extension period							10 years	10 years
Period to incur additional capital expenditures							5 years	5 years
Annual fee required to pay government higher of stated amount as per first condition								$ 4,847
Annual fee required to pay government, number of work units required, as per second condition | kg							100	100
Annual fee required to pay government, per unit value required, as per second condition | $ / item							0.00446	0.00446
Guarantee securing completion of construction work of new terminal			$ 1,500
Performance guarantee								$ 7,600
Period for performance guarantee returned after expiration of concession agreement							10 years	10 years
Minimum coverage amount								$ 250,000
Incremental capital expenditures								$ 86,200
Insurance granted by Guarantee letter of CAAP signed with Zurich Brazil | €									€ 23.5